UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Bedrijfstakpensioenfonds voor de Media PNO
Address:         Postbus 1340
                 1200 BH Hilversum
                 The Netherlands

13F File Number: 028-10623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Leo Witkamp

Title:           director
Phone:           0031356259213

Signature,       Place,              and Date of Signing:
Leo Witkamp      Hilversum           May 7, 2010




Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  23
Form 13F Information Table Value Total:  $265,993

FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

SCHLUMBERGER LTD COM           COM              806857108    10027   158000SH SOLE                          158000        0        0
AT & T INC COM                 COM              00206R102    11525   446000SH SOLE                          446000        0        0
AMAZON.COM INC COM             COM              023135106    11133    82000SH SOLE                           82000        0        0
APPLE INC                      COM              037833100    15980    68000SH SOLE                           68000        0        0
CHEVRON CORPORATION COM        COM              166764100    11337   149500SH SOLE                          149500        0        0
CISCO SYS INC COM              COM              17275R102    13770   529000SH SOLE                          529000        0        0
COLGATE PALMOLIVE CO           COM              194162103    11766   138000SH SOLE                          138000        0        0
EXXON MOBIL CORP               COM              30231G102    20697   309000SH SOLE                          309000        0        0
GENERAL ELEC CO COM            COM              369604103    15142   832000SH SOLE                          832000        0        0
GOLDMAN SACHS GROUP INC COM    COM              38141G104     9726    57000SH SOLE                           57000        0        0
GOOGLE INC CL A                COM              38259P508    11910    21000SH SOLE                           21000        0        0
HEWLETT PACKARD CO COM         COM              428236103    11162   210000SH SOLE                          210000        0        0
HOME DEPOT INC COM             COM              437076102     5338   165000SH SOLE                          165000        0        0
INTEL CORP                     COM              458140100     9117   409000SH SOLE                          409000        0        0
IBM CORP COM                   COM              459200101    17442   136000SH SOLE                          136000        0        0
MANPOWER INC WIS               COM              56418H100     6283   110000SH SOLE                          110000        0        0
MCDONALDS CORP COM             COM              580135101    12010   180000SH SOLE                          180000        0        0
MICROSOFT CORP COM             COM              594918104    13765   470000SH SOLE                          470000        0        0
ORACLE CORPORATION COM         COM              68389X105    14603   568000SH SOLE                          568000        0        0
PEPSICO INC COM                COM              713448108    12273   185500SH SOLE                          185500        0        0
VERIZON COMMUNICATIONS COM     COM              92343V104     5491   177000SH SOLE                          177000        0        0
VIACOM INC NEW CL B            COM              92553P201     5157   150000SH SOLE                          150000        0        0
WAL MART STORES INC COM        COM              931142103    10342   186000SH SOLE                          186000        0        0